8. Goodwill and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Asset
	9/30/2015	12/31/2014
Identifiable artistic-related assets (a)	$1,740,000	$1,740,000
Trademarks (b)	129,831	129,831
Product Masters (b)	64,676	3,257,129
Other Intangible Assets (b)	181,220	70,000
Less Accumulated Amortization (c)	(178,390)	(3,320,522)
Intangible Assets, Net	$1,937,337	$1,876,438

	12/31/2014	12/31/2013
Identifiable artistic-related assets (a)	$1,740,000	$1,740,000
Trademarks (b)	129,831	129,831
Product Masters (b)	3,257,129	3,257,129
Other Intangible Assets	70,000	–
Less Accumulated Amortization (c)	(3,320,522)	(3,261,254)
Intangible Assets, Net	$1,876,438	$1,865,706

Schedule of expected future intangible asset amortization
Fiscal Year:
2015	$34,835
2016	38,596
2017	17,180
2018	8,655
2019	8,655
Total	$107,921

Fiscal Year:
2015	$48,576
2016	38,596
2017	17,180
2018	8,655
2019	8,655
Total	$121,662